Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement contains two forms of prospectuses: one to be used in connection with the initial public offering of 2,115,000 shares of common stock through the underwriter named on the cover page of this prospectus (the “IPO Prospectus”) and one to be used in connection with the potential resale by selling stockholders of up to 1,635,000 shares of common stock (the “Resale Prospectus”). The IPO Prospectus and the Resale Prospectus will be identical in all respects except for the alternate pages for the Resale Prospectus included herein which are labeled “Alternate Pages for Resale Prospectus.”
Entity Registrant Name	SCRIPPS SAFE, INC.
Entity Central Index Key	0001912498
Entity Primary SIC Number	7372
Entity Tax Identification Number	88-0611514
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Scripps Safe, Inc.
Entity Address, Address Line Two	9051 Tamiami Trail N
Entity Address, Address Line Three	Suite 201
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34108
City Area Code	(844)
Local Phone Number	472-3379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Scripps Safe, Inc.
Entity Address, Address Line Two	9051 Tamiami Trail N
Entity Address, Address Line Three	Suite 201
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34108
City Area Code	(844)
Local Phone Number	472-3379
Contact Personnel Name	Jacqueline von Zwehl